Investments in associates	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments in associates

10.Investments in associates

10.1.         Investments in subsidiaries and associates

Accounting policy

a)      Subsidiaries

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date of acquisition of control and continue to be consolidated until the date that control ceases to exist. They are deconsolidated from the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting period as that of the parent company, using consistent accounting policies. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

b)     Associates

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.

Investments in associates are accounted for under the equity method and are recognized initially at cost. The cost of the investment includes transaction costs.

Under the equity method of accounting, the share attributable to the Company of the profit or loss for the period of such investments is accounted for in the statement of profit or loss, in “Equity in investees.” Unrealized gains and losses arising on transactions between the Company and the investees are eliminated based on the percentage of interest held in such investees. The other comprehensive income of subsidiaries, associates and jointly controlled entities is recorded directly in the Company’s shareholders’ equity, in “Other comprehensive income.”

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

Cosan’s subsidiaries are listed below:

	December 31, 2020	December 31, 2019

Directly owned subsidiaries
Cosan Logística	73.48%	73.49%
Cosan S.A.	66.74%	64.59%
Cosan Limited Partners Brasil Consultoria Ltda.	60.00%	60.00%
Sinlog Tecnologia em Logística S.A.	64.52%	47.62%
Interest of Cosan S.A. in its subsidiaries
Companhia de Gás de São Paulo – Comgás(i)	—	99.15%
Compass Gás e Energia	99.01%	100.00%
Cosan Lubes Investments Limited	70.00%	70.00%
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	100.00%	100.00%
Cosan Luxembourg S.A.(ii)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Payly Soluções de Pagamentos S.A.	75.00%	75.00%
Rumo S.A.	2.16%	1.71%
Cosan Logística S.A.	0.10%	0.10%
Interest of Cosan Lubes Investments Limited in its subsidiaries
Moove Lubricants Limited	100.00%	100.00%
Cosan Cinco S.A.	100.00%	100.00%
Airport Energy Limited	100.00%	100.00%
Airport Energy Services Limited	100.00%	100.00%
Wessesx Petroleum Limited	100.00%	100.00%
Stanbridge Group Limited	100.00%	100.00%
Cosan Lubricants España S.L.U.	100.00%	100.00%
TTA – SAS Techniques et Technologie Appliquées	75.00%	75.00%
Cosan Lubrificantes S.R.L.	98.00%	98.00%
LubrigrupoII– Comércio e Distribuição de Lubrificantes S.A.	100.00%	100.00%

	December 31, 2020	December 31, 2020
Comma Oil & Chemicals Marketing SRL	100.00%	100.00%
Comma Otomotiv Yag Ve Kimyasallari	100.00%	100.00%
Pazarlama Limited Sirketi	100.00%	100.00%
Comma Oil & Chemicals Marketing B.V.	100.00%	100.00%
Commercial Lubricants Moove Corp	100.00%	100.00%
Cosan Lubrificantes e Especialidades S.A.	100.00%	100.00%
Cosan US, Inc.	100.00%	100.00%
Ilha Terminal Distribuição de Produtos Derivados de Petróleo Ltda.	100.00%	100.00%
Zip Lube S.A.	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%
Interest of Cosan Logística S.A. in its subsidiaries
Rumo S.A.	28.19%	28.47%
Rumo Malha Oeste S.A.	28.47%	28.47%
Rumo Malha Paulista S.A.	28.47%	28.47%
Rumo Malha Sul S.A.	28.47%	28.47%
Rumo Malha Norte S.A.	28.40%	28.40%
Rumo Malha Central S.A.	28.47%	28.47%
Elevações Portuárias S.A.	28.47%	28.47%
Logispot Armazéns Gerais S.A.	14.52%	14.52%
Rumo Luxembourg S.à r.l.	28.47%	28.47%
Rumo Intermodal S.A.	28.47%	28.47%
Boswells S.A.	28.47%	28.47%
ALL Argentina S.A.	28.47%	28.47%
Paranaguá S.A.	28.47%	28.47%
ALL Armazéns Gerais Ltda.	28.47%	28.47%
Portofer Ltda.	28.47%	28.47%
ALL Mesopotâmica S.A.	20.09%	20.09%
ALL Central S.A.	20.94%	20.94%
Servicios de Inversión Logística Integrales S.A.	28.47%	28.47%
Brado Logística e Participações S.A.	17.71%	17.71%
Brado Logística S.A.	17.71%	17.71%

(i)	On January 14, 2020, Cosan S.A. contributed the totality of Comgás shares held by the Company to the share capital of subsidiary Compass Gás e Energia (See Note 2).
(ii)	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. The subsidiaries have the financial support of the Company.

Set out below are the associates as of December 31, 2020, which are material to the Company:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest	Economic benefit (%)

Radar II Propriedades Agrícolas S.A.	81,440,222	24,920,708	51.00%	3.00%
Radar Propriedades Agrícolas S.A.	1,735,703	531,125	51.00%	2.51%
Tellus Brasil Participações S.A.	120,920,492	61,359,624	50.74%	5.00%
Janus Brasil Participações S.A.	136,928,272	69,361,678	50.77%	5.00%

		Interest in earnings of subsidiaries	Other comprehensive income
	At January 1, 2020			Dividends	Capital increase	Other	At December 31, 2020

Tellus Brasil Participações S.A.	102,342	6,883	—	(3,560)	—	—	105,665
Janus Brasil Participações S.A.	126,087	7,591	—	(3,909)	1,132	—	130,901
Radar Propriedades Agrícolas S.A.	59,860	3,512	232	(1,233)	—	—	62,372
Radar II Propriedades Agrícolas S.A.	31,975	1,747	45	(563)	—	—	33,205
Other	57,443	9,068	(37)	(8,187)	10	(6,587)	51,708
	377,707	28,801	240	(17,452)	1,142	(6,587)	383,851

	At January 1, 2019	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase	Other	At December 31, 2019

Tellus Brasil Participações S.A.	101,109	4,667	—	—	(3,434)	—	—	102,342
Novvi Limited Liability Company	13,449	168	—	(136)	—	—	(13,481)	—
Janus Brasil Participações S.A.	93,821	5,213	—	—	(4,060)	31,113	—	126,087
Radar Propriedades Agrícolas S.A.	59,584	1,475	—	142	(1,341)	—	—	59,860
Radar II Propriedades Agrícolas S.A.	32,236	1,528	—	27	(1,816)	—	—	31,975
Usina Santa Luiza S.A.	29,209	(29,209)	—	—	—	—	—	—
Other	49,111	17,389	5,655	—	(8,236)	—	(6,476)	57,443
	378,519	1,231	5,655	33	(18,887)	31,113	(19,957)	377,707

Financial information of associates:

	December 31, 2020				December 31, 2019
	Assets	Liabilities	Shareholders’ equity	Profit in the year	Assets	Liabilities	Shareholders’ equity	Profit in the year

Radar Propriedades Agrícolas S.A.	2,384,480	(334,962)	2,049,518	139,781	2,259,440	(309,910)	1,949,490	58,709
Radar II Propriedades Agrícolas S.A.	863,911	(947)	862,964	58,239	821,183	(19)	821,164	50,920
Tellus Brasil Participações Ltda.	2,235,872	(169,779)	2,066,093	134,441	2,137,559	(136,375)	2,001,184	91,431
Janus Brasil Participações S.A.	2,764,440	(197,906)	2,566,534	143,432	2,632,321	(160,167)	2,472,154	97,652

10.2.          Non-controlling interests in subsidiaries

Accounting policy

  Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners.

Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company elimination.

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non- controlling interest

Compass Gás e Energia	628,487,690	6,222,650	0.99%
Comgás	132,520,587	1,124,363	0.85%
Logispot Armazéns Gerais S.A.	2,040,816	1,000,000	49.00%
Rumo	1,559,015,898	1,115,164,072	71.53%
Brado Logística e Participações S.A.	12,962,963	4,897,407	37.78%
Rumo Malha Norte S.A.	1,189,412,363	3,144,187	0.26%
CLI	34,963,764	10,489,129	30.00%
Cosan S.A.	394,210,000	132,924,458	33.67%
Cosan Logística	463,224,241	122,813,171	26.51%
Payly Soluções de Pagamentos S.A.	44,861,170	11,215,293	25.00%
Sinlog Tecnologia em Logística S.A.	21,000	10,000	47.62%
TTA – SAS Techniques et Technologie Appliquées	10,521	2,630	25.00%
Cosan Limited Partners Brasil Consultoria Ltda.	10,000	4,000	40.00%

The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests, before any intra-group elimination.

	At January 1, 2020	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase	Other	At December 31, 2020
Cosan S.A.	3,604,875	336,885	(407,177)	28,573	(68,120)	—	(2,207)	3,492,829
Cosan Logística	630,185	12,966	14,006	1,006	(5)	—	—	658,158
Comgás	24,569	9,200	—	484	(9,535)	—	11	24,729
Compass Gás e Energia	—	7,848	30,431	552	(5,986)	—	35	32,880
CLI	470,498	44,816	—	66,970	—	—	—	582,284
Rumo	6,058,973	212,463	4,424,537	15,786	(2,742)	—	—	10,709,017
Logispot Armazéns Gerais S.A.	34,218	1,879	—	—	(584)	—	—	35,513
Other	15,298	2,755	—	6,160	(9,566)	6,666	2,061	23,374
	10,838,616	628,812	4,061,797	119,531	(96,538)	6,666	(100)	15,558,784

	At January 1, 2019	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	IFRS 16 adoption	Capital increase (decrease)	Other	At December 31, 2019

Cosan S.A.	3,765,964	988,382	(849,033)	(94,672)	(203,977)	—	—	(1,789)	3,604,875
Cosan Logística	630,333	59,016	(21,187)	—	—	(37,370)	—	(607)	630,185
Comgás	987,358	40,455	(972,988)	(560)	(16,969)	—	(12,727)	—	24,569
CLI	—	18,715	451,267	516	—	—	—	—	470,498
Rumo	5,929,151	463,594	—	1,930	—	(340,050)	—	4,348	6,058,973
Logispot Armazéns Gerais S.A.	34,656	172	—	—	(610)	—	—	—	34,218
Other	7,491	6,698	4,567	866	(1,859)	—	789	(3,254)	15,298
	11,354,953	1,577,032	(1,387,374)	(91,920)	(223,415)	(377,420)	(11,938)	(1,302)	10,838,616

Summarized statement of financial position:

	Compass Gás e Energia(i)		Comgás		Cosan S.A.		Sinlog Tecnologia em Logística S.A.		Rumo
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

Current
Assets	402,007	4	4,225,788	2,792,056	3,443,811	5,704,933	5,023	3,616	1,996,914	1,302,485
Liabilities	(25,404)	(2,614)	(3,610,144)	(2,807,891)	(774,742)	(2,437,233)	(3,340)	(479)	(841,519)	(1,105,899)
Net current assets	376,603	(2,610)	615,644	(15,835)	2,669,069	3,267,700	1,683	3,137	1,155,395	196,586
Non-current
Assets	2,944,593	989	6,391,096	9,246,044	16,998,133	15,107,843	14,398	3,081	19,624,672	12,271,883
Liabilities	—	—	(6,416,687)	(6,343,690)	(8,819,535)	(7,821,809)	(242)	—	(5,796,462)	(4,124,193)
Net non-current assets	2,944,593	989	(25,591)	2,902,354	8,178,598	7,286,034	14,156	3,081	13,828,210	8,147,690
Equity	3,321,196	(1,621)	590,053	2,886,519	10,847,667	10,553,734	15,839	6,218	14,983,605	8,344,276

(i)      Parent Company information.

Summarized statement of profit or loss and other comprehensive income:

	Compass Gás e Energia(i)			Comgás			Cosan S.A.
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018

Net sales	—	—	—	8,317,691	9,514,222	6,840,011	—	—	—
Profit before taxes	920,426	(2,614)	—	1,719,877	1,993,963	1,799,963	674,465	2,548,401	1,190,893
Income tax expenses	10,839	889	(1)	(569,264)	(626,784)	(540,995)	177,394	(134,017)	(10,342)
Profit (loss) for the year	931,265	(1,725)	(1)	1,150,613	1,367,179	1,258,968	851,859	2,414,384	1,180,551
Other comprehensive income (loss)	—	—	—	—	—	(32,300)	—	(253,507)	(40,348)
Total comprehensive income	931,265	(1,725)	(1)	1,150,613	1,367,179	1,226,668	851,859	2,160,877	1,140,203

Comprehensive income attributable to non-controlling interests	9,220	—	—	9,762	10,967	243,835	286,821	765,167	606,490
Dividends paid	600,000	—	—	1,135,669	2,010,101	756,767	574,140	389,256	446,295

(i)      Parent Company information.

	Sinlog Tecnologia em Logística S.A.			Rumo
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018

Net sales	776	95	—	950,269	596,415	645,088
Profit before taxes	(9,378)	(1,207)	—	349,300	779,228	285,887
Income tax expenses	—	—	—	(52,137)	(991)	(21,530)
Profit (loss) for the year	(9,378)	(1,207)	—	297,163	778,237	264,357
Other comprehensive income (loss)	—	(390)	—	—	2,716	11,182
Total comprehensive income	(9,378)	(1,597)	—	297,163	780,953	275,539

Comprehensive income attributable to non-controlling interests	(4,466)	2,298	—	212,561	558,616	192,368
Dividends paid	—	—	—	—	4,233	3,346

Summarized statements of cash flows:

	Compass Gás e Energia(i)			Comgás			Cosan S.A.
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018

Net cash (used in) from operating activities	(19,028)	—	—	2,096,546	2,512,303	1,573,171	(489,406)	122,639	1,114,880
Net cash from (used in) investing activities	776,872	—	—	(1,768,298)	202,037	(1,121,605)	653,145	3,500,958	1,097,236
Net cash (used in) from financing activities	(525,030)	—	—	198,890	(2,233,548)	(1,576,470)	(2,505,760)	(1,060,967)	(1,428,044)
Net increase (decrease) in cash and cash equivalents	232,814	—	—	527,138	480,792	(1,124,904)	(2,342,021)	2,562,630	784,072
Cash and cash equivalents at beginning of year	5	5	5	1,083,410	602,618	1,727,522	3,490,707	928,077	144,005
Cash and cash equivalents at end of year	232,819	5	5	1,610,548	1,083,410	602,618	1,149,267	3,490,707	928,077

(i)      Parent Company information.

	Sinlog Tecnologia em Logística S.A.			Rumo
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019	December 31, 2018

Net cash (used in) from operating activities	(6,329)	(1,384)	—	463,170	197,313	166,085
Net cash from (used in) investing activities	(2,942)	(106)	—	(6,632,353)	(929,861)	32,164
Net cash (used in) from financing activities	10,612	5,000	—	7,037,144	1,432,659	(198,584)
Net increase (decrease) in cash and cash equivalents	1,341	3,510	—	867,961	700,111	(335)
Cash and cash equivalents at beginning of year	3,510	—	—	700,706	595	930
Cash and cash equivalents at end of year	4,851	3,510	—	1,568,667	700,706	595

10.3.       Acquisition of subsidiaries

Accounting policy

Business combinations are accounted for using the acquisition method when the control is transferred to the Company. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss for the year.

Any contingent consideration is measured at fair value at the date of acquisition. If the contingent consideration is classified as equity instrument, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration is recognized in profit or loss for the year.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

For convenience, the Company may designate the acquisition date at the end (or beginning) of a month, when the acquisition is concluded during the month.

On January 30, 2020, the Company completed the acquisition of 100% of the capital of the following companies for an amount equivalent to R$95,000:

Name of the acquiree	Description of the operation
Compass Comercializadora de Energia Ltda.	Natural gas and electricity trading
Compass Geração Ltda.	Natural gas and electricity trading
Compass Energia Ltda.	No operation
Black River Participações Ltda.	No operation

Accurate and reliable estimates of the purchase price were made to determine the amount of the goodwill paid on the transaction. Goodwill is the difference between the value of the net assets acquired and the price paid for the shares.

The Company, through its independent consultants, assessed whether the fair value of all assets and liabilities in the opening statement of financial position is different from the stated carrying amount. The appraised assets and liabilities include property, plant and equipment items, customer portfolios, trademarks and, possibly, also long-term borrowings. No material differences between the fair value and the carrying amount were identified, and the net price paid was fully allocated to the goodwill.

The balances of the acquired entities comprise basically assets and liabilities measured at fair value and, therefore, no adjustments to fair value and accounting policies were made.

The fair value of the assets and liabilities acquired is as follows:

	Compass Comercializadora	Compass Geração	Compass Energia	Total

Cash and cash equivalents	4,539	177	37	4,753
Trade receivables	12,384	149,163	—	161,547
Other tax receivable	134	89	31	254
Derivative financial instruments	1,377	—	—	1,377
Other current assets	24	28	—	52
Property, plant and equipment	69	—	—	69
Trade payables	(13,585)	(83,669)	—	(97,254)
Other taxes payable	—	(162)	—	(162)
Other liabilities	(97)	—	—	(97)
Other financial liabilities	—	(48,007)	—	(48,007)
Dividends payable	—	(508)	—	(508)
Payables to related parties	—	(17,063)	—	(17,063)
Deferred tax liabilities	(468)	—	—	(468)
Total identifiable assets, net	4,377	48	68	4,493

The fair value of goodwill at the acquisition date consisted of:

Consideration transferred (i)	99,385
Total net assets acquired and
liabilities assumed at fair value(-)	4,493
Goodwill	94,892

(i)   On July 17, 2020, the Company made an additional payment for the acquisition of Compass Trading in the amount of R$4,385, as provided for in the agreement.

Information obtained on facts and circumstances existing at the acquisition date may result in adjustments in the goodwill allocation. The goodwill of R$94,892 comprises the value of future economic benefits arising from the acquisition.

	Nature	Valuation methodology	Fair value	Useful life
Goodwill	Represent the portion of the purchase price that is higher than the sum of the net fair value of all of the assets purchased in the acquisition and the liabilities assumed in the process.	Discounted cash flow	94,892	Indefinite

Had the subsidiaries acquired been consolidated since January 1, 2020, the result for the year ended December 31, 2020 would present a net sale of R$9,244,777 and net profit of R$934,817.

On November 30, 2020, the subsidiary Compass Comercializadora merged into Compass Comercialização, with Compass Comercialização being the surviving entity.